Depreciation and Impairment of Assets - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation amortization and impairment [abstract]
Depreciation of Property, Plant and Equipment	$ 5,173,340	$ 4,979,957	$ 2,336,535
Amortization of Organization and Development Expenses	2,989,613	1,909,413	1,117,154
Others	121,333	5,574	6,015
Total	$ 8,284,286	$ 6,894,944	$ 3,459,704